State Street SPDR SP 500 Scored and Screened ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
State Street SPDR SP 500 Scored and Screened ETF | State Street SPDR SP 500 Scored and Screened ETF
Prospectus [Line Items]
Annual Return [Percent]	18.48%	23.86%	27.85%	(17.75%)	31.58%